ZTIF P1 06/16

SUPPLEMENT DATED JUNE 1, 2016

TO THE PROSPECTUS DATED May 1, 2016 OF

TEMPLETON INSTITUTIONAL FUNDS

(Emerging Markets Series, Foreign Equity Series,

Foreign Smaller Companies Series, Global Equity Series)

The prospectus is amended as follows:

I.   The Board of Trustees recently approved a proposal to change the name of Foreign Equity Series to International Equity Series, along with the corresponding change to the names of the Fund’s classes of shares, effective June 30, 2016.

Please keep this supplement with your prospectus for reference.

ZTIF SA1 06/16

SUPPLEMENT DATED JUNE 1, 2016

TO THE Statement of Additional Information

 DATED May 1, 2016 OF

TEMPLETON INSTITUTIONAL FUNDS

(Emerging Markets Series, Foreign Equity Series,

Foreign Smaller Companies Series, Global Equity Series)

The statement of additional information is amended as follows:

I.   The Board of Trustees recently approved a proposal to change the name of Foreign Equity Series to International Equity Series, along with the corresponding change to the names of the Fund’s classes of shares, effective June 30, 2016.

Please keep this supplement with your statement of additional information for reference.